Operating costs and expenses by nature - Summary of Detailed Information about Operating Costs and Expenses by Nature Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of Operating Costs and Expenses by Nature [Abstract]
Equity-settled listing costs	¥ 1,912,693		¥ 0	¥ 0
Employee benefit expenses	341,608		112,102	40,402
Professional service fee	66,657		8,787	208
Incentives through network	120,461		105,939	23,338
Promotion and advertising	24,492		16,675	5,132
Offline service costs	21,936		7,965	0
Traveling, entertainment and general office expenses	15,879		7,640	3,106
Rental, facility and utilities	12,500		4,277	669
Depreciation of right-of-use assets	9,219		6,515	3,537
Bandwidth expenses and server custody costs	4,914		4,331	2,760
Payment processing cost	2,427		3,893	1,695
Impairment loss on trade and other receivables	22,042		6,964	1,304
Online service costs	352		1,250	6
Others	5,435		1,300	448
Total operating costs and expenses	¥ 2,560,615	$ 371,255	¥ 287,638	¥ 82,605